Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Note 15. Subsequent Events On February 4, 2019 the Company formed a new wholly owned subsidiary in Ireland named Soleno Therapeutics Europe Limited.